Segmented Information - Disclosure of revenues allocated by segment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Operating Segments Abstract
Vehicle and parts sales	$ 38,879,072	$ 39,311,659	$ 13,714,227
Revenue from operating and finance leases	385,643	113,789	3,297,619
Accretion on promissory note	0	0	7,035
Finance income	7,124	270,442	217,892
Total	$ 39,271,839	$ 39,695,890	$ 17,236,773